Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Statements of Operations	Any changes in the fair value of the assets were recorded in the Consolidated Statements of Operations under the caption realized and unrealized gains (losses) on digital assets held in fund. The activity in the Fund for the twelve months ended December 31, 2023 was as follows:
Digital assets held in fund as of December 31, 2023

Initial investment in digital assets held in Fund	$4,683,021
Unrealized gains on digital assets held in Fund	1,432,517
Digital assets held in fund as of December 31, 2023	$6,115,538

Schedule of Balance of Deposits for Property and Equipment	Below is the roll forward of the balance of deposits for property and equipment for the years ended December 31, 2023 and 2022, respectively.
	For the Years Ended December 31,
	2023	2022

Opening balance	$2,594,881	$43,094,881
Reclassification to property and equipment	(66,051,642)	(59,810,389)
Addition of deposits for property and equipment	67,684,132	19,310,389
Ending balance	$4,227,371	$2,594,881

Schedule of Revenues Generated from Digital Asset Mining Business by Countries	Below table presents the Company’s revenues generated from digital asset mining business by countries:
	For the Years Ended December 31,
	2023	2022	2021
United States	$36,733,222	$31,132,771	$33,573,412
Iceland	5,096,883	-	-
Canada	2,410,313	1,137,918	640,554
Hong Kong	-	-	61,864,604
	$44,240,418	$32,270,689	$96,078,570

Schedule of Company’s Revenues by Mining Pool Operators	Below table presents the Company’s revenues by mining pool operators:
	For the Years Ended December 31,
	2023	2022	2021
Foundry USA Pool	$44,240,418	$31,414,104	$27,862,786
Ethermine Mining Pool	-	856,585	-
Huobi Pool	-	-	58,607,927
Antpool	-	-	9,607,857
	$44,240,418	$32,270,689	$96,078,570

Schedule of Company’s Revenues by Revenue Streams	Below table presents the disaggregation of Company’s revenues by revenue streams.
	For the Years Ended December 31,
	2023	2022	2021
Digital asset mining	$44,240,418	$32,270,689	$96,078,570
ETH native staking	531,702	5,722	-
ETH liquid staking	144,011	20,182	-
	$44,916,131	$32,296,593	$96,078,570

Schedule of Deferred Revenue	Deferred revenue primarily pertains to prepayments received from a customer for the provision of Graphics Processing Unit (GPU) processing power, which commenced in January 2024:
	For the Years Ended December 31,
	2023	2022
Beginning balance	$-	$-
Prepayment received	13,073,449	-
Ending balance	$13,073,449	$-

Schedule of Remaining Performance Obligation	The following table presents estimated revenue expected to be recognized in the future related to the unsatisfied portion of the performance obligation as of December 31, 2023:
2024
GPU processing power	$13,073,449
Total deferred revenue	$13,073,449